VANECK OFFICE AND COMMERCIAL REIT ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 98.9%
Equity Real Estate Investment Trusts (REITs) :
98.9%
American Assets Trust, Inc. 1,070 $ 23,444
Boston Properties, Inc. 1,718 112,203
Brandywine Realty Trust 3,616 17,357
COPT Defense Properties 2,838 68,594
Cousins Properties, Inc. 2,783 66,903
Douglas Emmett, Inc. 3,336 46,270
Easterly Government
Properties, Inc. 2,385 27,451
Empire State Realty Trust, Inc. 3,551 35,972
Equity Commonwealth * 2,984 56,338
Highwoods Properties, Inc. 1,783 46,679
Hudson Pacific Properties, Inc. 3,017 19,460
JBG SMITH Properties 1,233 19,790
Kilroy Realty Corp. 2,742 99,891
Number
of Shares Value
Equity Real Estate Investment Trusts (REITs)
(continued)
Kimco Realty Corp. 1,178 $ 23,101
Net Lease Office Properties * 363 8,639
Paramount Group, Inc. 4,982 23,366
Piedmont Office Realty Trust,
Inc. 3,594 25,266
Prologis, Inc. 327 42,582
Realty Income Corp. 832 45,011
Regency Centers Corp. 309 18,713
Rexford Industrial Realty, Inc. 314 15,794
Simon Property Group, Inc. 286 44,756
SL Green Realty Corp. 1,533 84,514
Vornado Realty Trust 4,115 118,388
WP Carey, Inc. 500 28,220
Underline
Total Common Stocks
(Cost: $1,036,217) 1,118,702
Total Investments: 98.9%
(Cost: $1,036,217) 1,118,702
Other assets less liabilities: 1.1% 12,472
NET ASSETS: 100.0% $ 1,131,174
* Non-income producing